Business combinations and acquisition of non-controlling interests - Summary of Fair Values of Identifiable Assets and Liabilities at Other Acquisition (Detail) - Other Acquisitions [member] - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	€ 1,384	€ 860
Trade and other receivables	1,096	14,057
Inventories	31	88
Other assets		1,410
Non-current assets
Property, plant and equipment	147	1,481
Contract right use of assets		265
Intangible assets	5,671	4,127
Deferred tax assets	633	21
Other assets	12	2
Investments		482
Current liabilities
Trade and other payables	281	9,884
Accrued expenses	1,176
Contract Liabilities	4,070	2,358
Income Tax Payable	74	148
Interest-bearing liabilities		3,226
Lease liabilities		141
Non-current liabilities
Lease liabilities		137
Contract Liabilities		11
Deferred tax liabilities	1,433	634
Provision	819
Total identifiable net assets at fair value	2,543	6,254
Non-controlling interest recognized on acquisition		2,414
Goodwill arising on acquisition	11,480	7,934
Purchase consideration	14,023	11,774
Purchase consideration
Cash and cash equivalents	5,699	7,409
Contingent consideration	8,324	4,365
Total consideration	14,023	11,774
Analysis of cash flows on acquisition
Cash and cash equivalents held by the acquired subsidiaries	1,384	860
Cash paid for the acquired subsidiaries	(5,699)	(7,409)
Net cash flows on acquisition	€ (4,315)	€ (6,549)